Provision for taxes, civil and labor risks - Total amount of claims (Details) - BRL (R$) R$ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 18, 2017	Feb. 22, 2017	Jul. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Provision for Taxes, Claims
Proceedings for which no provision was recorded				R$ 250.1		R$ 237.2
Tax provision				1.3	R$ (8.5)
Taxes
Provision for Taxes, Claims
Proceedings for which no provision was recorded				R$ 80.6		80.6
Rate of additional charge on COFINS				1.00%
Rate on imports of aircrafts and parts				0.00%
Tax provision				R$ 0.0
Civil
Provision for Taxes, Claims
Proceedings for which no provision was recorded				R$ 39.7		23.3
Civil | Aeroportos do Brasil Viracopos S.A. ("ABV")
Provision for Taxes, Claims
Percentage of fine and discount on payments			40.00%	40.00%
Direct discount rate	20.00%
Percentage of remaining fine and discount payable through judicial deposit	20.00%
Claims relating to civil lawsuits				R$ 26.2		26.2
Labor
Provision for Taxes, Claims
Proceedings for which no provision was recorded				R$ 129.8		R$ 133.3
Claims relating to labor lawsuits		R$ 66.0